Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Avon Protection PLC	5,981	$85,271
Babcock International Group PLC	48,873	192,138
Chemring Group PLC	54,695	200,522
Meggitt PLC	151,062	1,477,218
QinetiQ Group PLC	111,889	385,836
Senior PLC	81,085	141,916
Ultra Electronics Holdings PLC	13,793	566,403
		3,049,304
Air Freight & Logistics — 1.0%
Royal Mail PLC	154,661	1,030,042

Airlines — 0.8%
easyJet PLC	58,617	387,659
JET2 PLC	31,119	404,479
		792,138
Auto Components — 0.2%
AB Dynamics PLC	3,034	64,965
TI Fluid Systems PLC(a)	45,262	131,965
		196,930
Automobiles — 0.3%
Aston Martin Lagonda Global Holdings PLC(a)	13,480	266,226

Banks — 1.3%
Bank of Georgia Group PLC	7,605	155,962
Close Brothers Group PLC	29,154	499,743
TBC Bank Group PLC	7,997	165,490
Virgin Money UK PLC	250,550	562,470
		1,383,665
Beverages — 1.6%
AG Barr PLC	17,327	121,673
Britvic PLC	51,663	611,512
C&C Group PLC(b)	75,956	229,310
Fevertree Drinks PLC	20,278	698,490
		1,660,985
Biotechnology — 1.9%
Abcam PLC	41,648	944,395
Avacta Group PLC	49,799	76,695
Genus PLC	12,713	815,446
Oxford Biomedica PLC	11,178	195,936
		2,032,472
Building Products — 0.8%
Genuit Group PLC	47,881	369,438
Tyman PLC	37,939	194,007
Volution Group PLC	38,264	253,937
		817,382
Capital Markets — 8.6%
AJ Bell PLC	59,519	307,130
Alpha FX Group PLC	5,542	142,252
Ashmore Group PLC	89,565	355,760
Brewin Dolphin Holdings PLC	58,675	266,879
Bridgepoint Group PLC(a)	39,790	258,243
CMC Markets PLC(a)	25,150	77,934
IG Group Holdings PLC	75,091	772,811
Impax Asset Management Group PLC	16,662	293,837
IntegraFin Holdings PLC	54,446	417,681
Intermediate Capital Group PLC	56,171	1,560,407
Investec PLC	134,571	672,937
Security	Shares	Value

Capital Markets (continued)
IP Group PLC	195,192	$299,573
JTC PLC(a)	25,361	288,045
Jupiter Fund Management PLC	85,537	267,014
Liontrust Asset Management PLC	11,842	322,073
Man Group PLC	275,806	786,437
Ninety One PLC	66,204	221,353
Numis Corp. PLC	13,893	60,420
Polar Capital Holdings PLC(c)	14,516	154,251
Quilter PLC(a)	329,846	616,769
Rathbone Brothers PLC	11,778	289,787
Sanne Group PLC	31,354	378,629
TP ICAP Group PLC	152,471	257,205
		9,067,427
Chemicals — 1.3%
Elementis PLC	112,463	201,920
Essentra PLC	58,324	236,086
Synthomer PLC	65,708	411,075
Victrex PLC	16,810	513,305
		1,362,386
Commercial Services & Supplies — 2.4%
Biffa PLC(a)	59,082	274,118
Clipper Logistics PLC	14,765	130,781
HomeServe PLC	58,527	699,763
Johnson Service Group PLC	86,062	147,651
Mitie Group PLC	275,600	235,315
Renewi PLC	15,471	157,198
Restore PLC	23,780	154,652
Serco Group PLC	235,474	409,630
Smart Metering Systems PLC	24,397	259,250
		2,468,358
Communications Equipment — 0.4%
Spirent Communications PLC	118,266	421,217

Construction & Engineering — 0.9%
Balfour Beatty PLC	125,008	388,426
Keller Group PLC	13,981	166,974
Kier Group PLC	86,258	123,667
Morgan Sindall Group PLC	7,619	240,543
		919,610
Construction Materials — 1.2%
Breedon Group PLC	293,937	379,976
Forterra PLC(a)	44,204	143,445
Ibstock PLC(a)	79,183	203,062
Marshalls PLC	38,675	355,950
Rhi Magnesita NV	5,452	218,687
		1,301,120
Consumer Finance — 0.3%
Funding Circle Holdings PLC(a)	35,514	65,180
Provident Financial PLC	49,031	231,491
		296,671
Containers & Packaging — 1.2%
DS Smith PLC	265,533	1,266,244

Distributors — 0.8%
Inchcape PLC	75,713	834,757

Diversified Financial Services — 0.6%
Burford Capital Ltd	35,996	365,270

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Plus500 Ltd	17,619	$297,568
		662,838
Diversified Telecommunication Services — 0.6%
Gamma Communications PLC	15,813	357,519
Helios Towers PLC	141,825	309,714
		667,233
Electrical Equipment — 0.9%
Ceres Power Holdings PLC	18,406	269,943
ITM Power PLC(c)	82,978	504,989
Luceco PLC(a)	15,543	72,867
Volex PLC	23,013	112,239
		960,038
Electronic Equipment, Instruments & Components — 1.5%
Renishaw PLC	7,036	422,388
Spectris PLC	21,761	1,019,477
Strix Group PLC	39,921	163,526
		1,605,391
Energy Equipment & Services — 0.5%
Hunting PLC	28,327	55,531
John Wood Group PLC	133,074	355,991
Petrofac Ltd	85,421	123,489
		535,011
Entertainment — 0.5%
Cineworld Group PLC(c)	185,806	116,241
Frontier Developments PLC	4,184	98,715
Sumo Group PLC	21,546	138,834
Team17 Group PLC	20,334	178,485
		532,275
Equity Real Estate Investment Trusts (REITs) — 9.4%
Assura PLC	517,520	465,619
Big Yellow Group PLC	33,761	732,775
BMO Commercial Property Trust Ltd	151,879	204,265
Capital & Counties Properties PLC	139,863	299,791
Civitas Social Housing PLC	120,338	147,560
Custodian REIT PLC	77,248	98,729
Derwent London PLC	19,518	884,682
Empiric Student Property PLC	116,615	126,555
GCP Student Living PLC	87,967	246,826
Great Portland Estates PLC	44,172	421,848
Hammerson PLC(c)	609,522	244,858
Home Reit PLC	108,586	163,188
LondonMetric Property PLC	167,187	603,094
LXI REIT PLC	135,290	265,935
Picton Property Income Ltd. (The)	105,867	140,375
Primary Health Properties PLC	257,453	513,960
Regional REIT Ltd.(a)	79,251	93,217
Safestore Holdings PLC	40,758	721,483
Secure Income REIT PLC	53,248	280,436
Shaftesbury PLC	37,140	303,775
Target Healthcare REIT PLC	119,909	181,161
Tritax Big Box REIT PLC	332,662	1,051,403
UK Commercial Property REIT Ltd	150,727	152,409
UNITE Group PLC (The)	65,565	925,186
Urban Logistics REIT PLC	62,404	139,430
Warehouse REIT PLC	78,030	167,494
Workspace Group PLC	26,261	277,835
		9,853,889
Security	Shares	Value

Food & Staples Retailing — 0.1%
Naked Wines PLC	11,358	$96,525

Food Products — 1.6%
Bakkavor Group PLC(a)	29,394	47,302
Cranswick PLC	10,197	482,518
Greencore Group PLC	103,084	171,371
Hotel Chocolat Group PLC	10,042	67,311
Premier Foods PLC	115,827	158,665
Tate & Lyle PLC	90,572	758,152
		1,685,319
Health Care Equipment & Supplies — 0.9%
Advanced Medical Solutions Group PLC	37,541	160,268
ConvaTec Group PLC(a)	311,461	799,459
		959,727
Health Care Providers & Services — 0.8%
CVS Group PLC	12,997	380,638
Mediclinic International PLC	78,391	299,957
Spire Healthcare Group PLC(a)	54,278	166,415
		847,010
Health Care Technology — 0.4%
Craneware PLC	5,524	187,340
EMIS Group PLC	11,016	190,883
Renalytix PLC	9,238	86,797
		465,020
Hotels, Restaurants & Leisure — 4.6%
888 Holdings PLC	71,959	296,867
Carnival PLC	29,877	478,015
Domino's Pizza Group PLC	79,693	380,496
Greggs PLC	19,687	783,588
Gym Group PLC (The)(a)	30,912	97,229
J D Wetherspoon PLC	18,668	211,836
Marston's PLC	129,192	111,682
Mitchells & Butlers PLC	51,904	161,392
On the Beach Group PLC(a)	32,537	88,533
Patisserie Holdings PLC(d)	6,053	—
Playtech PLC	59,227	587,616
Rank Group PLC	49,808	90,752
Restaurant Group PLC (The)	147,856	1 56,723
SSP Group PLC	146,145	418,328
Trainline PLC(a)	92,928	336,905
TUI AG(c)	219,627	578,538
Young & Co's Brewery PLC, Series A	4,323	86,816
		4,865,316
Household Durables — 2.9%
Bellway PLC	23,856	995,764
Countryside Properties PLC(a)	95,798	526,486
Crest Nicholson Holdings PLC	49,670	211,520
IG Design Group PLC	15,476	50,221
Redrow PLC	54,470	467,809
Victoria PLC	12,425	196,105
Vistry Group PLC	42,975	611,801
		3,059,706
Independent Power and Renewable Electricity Producers — 0.6%
ContourGlobal PLC(a)	38,055	92,315
Drax Group PLC	77,118	563,051
		655,366
Insurance — 2.9%
Beazley PLC	117,781	627,229

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Direct Line Insurance Group PLC	258,787	$931,334
Hiscox Ltd	66,976	743,880
Just Group PLC	200,729	207,868
Lancashire Holdings Ltd	46,931	316,761
Sabre Insurance Group PLC(a)	48,332	121,230
Saga PLC	20,314	69,378
		3,017,680
Interactive Media & Services — 1.7%
Rightmove PLC	165,743	1,646,047
Trustpilot Group PLC(a)	35,783	136,201
		1,782,248
Internet & Direct Marketing Retail — 2.1%
AO World PLC	59,612	75,079
ASOS PLC	13,511	422,919
Auction Technology Group PLC	16,239	271,691
boohoo Group PLC(c)	195,578	431,142
Deliveroo PLC(a)	134,369	534,504
Moneysupermarket.com Group PLC	103,790	277,727
Moonpig Group PLC	29,763	1 29,754
Victorian Plumbing Group PLC	21,995	45,868
		2,188,684
IT Services — 2.8%
Capita PLC	325,615	190,219
Computacenter PLC	15,431	579,194
Equiniti Group PLC(a)	71,097	170,010
Finablr PLC(a)(d)	61,710	1
Kainos Group PLC	15,457	381,950
Keywords Studios PLC	13,879	498,007
NCC Group PLC	59,733	181,922
Network International Holdings PLC(a)	90,380	321,778
Softcat PLC	23,088	567,445
		2,890,526
Leisure Products — 0.8%
Games Workshop Group PLC	6,336	788,726

Life Sciences Tools & Services — 0.3%
Clinigen Group PLC	24,432	194,310
Ergomed PLC	7,081	120,543
		314,853
Machinery — 3.9%
Bodycote PLC	37,014	402,481
IMI PLC	52,483	1,187,294
Judges Scientific PLC	976	101,357
Morgan Advanced Materials PLC	55,170	263,777
Rotork PLC	168,551	762,607
Vesuvius PLC	41,946	230,089
Weir Group PLC (The)	50,190	1,106,034
		4,053,639
Marine — 0.3%
Clarkson PLC	5,590	268,754

Media — 3.8%
Ascential PLC	84,841	490,641
Euromoney Institutional Investor PLC	21,129	267,963
Future PLC	22,223	1,060,728
ITV PLC	700,398	1,029,102
Reach PLC	57,439	197,089
S4 Capital PLC	53,459	412,903
Tremor International Ltd.(c)	20,549	154,683
Security	Shares	Value

Media (continued)
Yougov PLC	20,444	$409,202
		4,022,311
Metals & Mining — 1.5%
Atalaya Mining PLC	14,696	79,939
Centamin PLC	223,573	289,080
Central Asia Metals PLC	34,031	1 09,981
Eurasia Mining PLC(b)	353,364	106,210
Ferrexpo PLC	56,898	218,698
Greatland Gold PLC	764,363	148,637
Hill & Smith Holdings PLC	15,400	345,723
Hochschild Mining PLC	64,575	113,192
Petropavlovsk PLC	459,028	128,324
SolGold PLC(b)(c)	185,106	56,252
		1,596,036
Multi-Utilities — 1.2%
Centrica PLC	1,136,855	977,406
Telecom Plus PLC	12,184	232,043
		1,209,449
Multiline Retail — 2.5%
B&M European Value Retail SA	174,140	1,437,295
Marks & Spencer Group PLC	378,554	1,187,713
		2,625,008
Oil, Gas & Consumable Fuels — 1.4%
Cairn Energy PLC	96,522	235,442
Diversified Energy Co. PLC	156,038	205,986
Energean PLC(b)	22,260	260,965
Harbour Energy PLC(b)	80,519	420,985
Pantheon Resources PLC(b)	100,802	93,307
Serica Energy PLC	31,109	87,505
Tullow Oil PLC(b)	234,958	129,547
		1,433,737
Personal Products — 0.1%
PZ Cussons PLC	41,442	106,560

Pharmaceuticals — 1.9%
Alliance Pharma PLC	87,919	119,194
Dechra Pharmaceuticals PLC	20,921	1,403,715
Indivior PLC	141,101	431,236
		1,954,145
Professional Services — 1.7%
Hays PLC	324,100	631,038
Pagegroup PLC	63,531	532,729
RWS Holdings PLC	56,457	470,032
SThree PLC	24,516	169,546
		1,803,345
Real Estate Management & Development — 2.1%
CLS Holdings PLC	35,442	95,703
Grainger PLC	130,267	517,603
Helical PLC	21,264	125,433
IWG PLC	146,063	540,856
Savills PLC	27,660	491,467
Sirius Real Estate Ltd	195,449	354,115
Watkin Jones PLC	39,619	128,567
		2,253,744
Road & Rail — 0.9%
Firstgroup PLC	236,345	292,324
Go-Ahead Group PLC (The)	8,347	73,711
National Express Group PLC	106,847	302,379

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Redde Northgate PLC	45,197	$237,434
Stagecoach Group PLC	79,875	72,714
		978,562
Semiconductors & Semiconductor Equipment — 0.2%
Alphawave IP Group PLC	51,422	135,546
IQE PLC	147,304	67,686
		203,232
Software — 3.2%
Argo Blockchain PLC	91,146	170,841
Avast PLC(a)	129,917	1,046,720
Blue Prism Group PLC	15,905	274,776
Bytes Technology Group PLC	41,669	307,291
dotdigital group PLC	51,871	133,832
FD Technologies PLC	4,299	120,352
GB Group PLC	43,690	444,082
Ideagen PLC	41,820	147,389
Kape Technologies PLC	20,203	107,476
Learning Technologies Group PLC	113,526	253,200
Micro Focus International PLC	64,876	300,531
		3,306,490
Specialty Retail — 2.5%
Currys PLC	214,232	371,705
Dunelm Group PLC	23,512	420,266
Frasers Group PLC	39,572	358,951
Halfords Group PLC	38,495	156,866
Pets at Home Group PLC	96,663	600,361
Vivo Energy PLC(a)	85,727	150,497
WH Smith PLC	25,308	444,910
Wickes Group PLC	49,631	140,990
		2,644,546
Textiles, Apparel & Luxury Goods — 0.7%
Coats Group PLC	280,821	229,316
Dr. Martens PLC	86,997	462,575
		691,891
Thrifts & Mortgage Finance — 0.9%
OSB Group PLC	86,695	578,806
Paragon Banking Group PLC	48,728	335,370
		914,176
Trading Companies & Distributors — 5.3%
Diploma PLC	24,081	1,025,113
Electrocomponents PLC	90,950	1,465,071
Security	Shares	Value

Trading Companies & Distributors (continued)
Grafton Group PLC	43,957	$683,405
Howden Joinery Group PLC	115,009	1,325,014
SIG PLC	136,813	90,249
Travis Perkins PLC	43,504	836,331
Yellow Cake PLC(a)	28,223	125,180
		5,550,363
Water Utilities — 0.8%
Penno Group PLC	53,927	874,758

Wireless Telecommunication Services — 0.3%
Airtel Africa PLC(a)	181,638	301,479

Total Common Stocks — 99.6%
(Cost: $106,869,788)		104,392,540

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	1,940,796	1,941,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	60,000	60,000
		2,001,572

Total Short-Term Investments — 1.9%
(Cost: $2,001,062)		2,001,572

Total Investments in Securities — 101.5%
(Cost: $108,870,850)		106,394,112

Other Assets, Less Liabilities — (1.5)%		(1,583,891)

Net Assets — 100.0%		$104,810,221

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,279,475	$—		$(337,764	)(a)	$(98)	$(41)	$1,941,572	1,940,796	$35,435	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,000	(a)	—		—	—	60,000	60,000	—		—
						$(98)	$(41)	$2,001,572		$35,435		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	6	12/17/21	$358	$(6,412)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 - Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,776,377	$57,616,162	$1	$104,392,540
Money Market Funds	2,001,572	—	—	2,001,572
	$48,777,949	$57,616,162	$1	$106,394,112
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(6,412)	$—	$(6,412)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT             Real Estate Investment Trust